SHARE CAPITAL (Reverse Stock Split and Increase in Share Capital) (Narrative) (Details)	0 Months Ended
	May 14, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS
Stockholders' Equity Note [Abstract]
Number of shares to be consolidated to one share in reverse stock split	15
Par value before reverse stock split	$ 0.04
Ordinary shares, par value per share	$ 0.6	0.6	0.6
Ordinary shares, shares authorized	20,000,000	20,000,000	2,000,000